Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 27.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	2,900,000	2,920,740
Subordinated Series 2018-4 Class C
01/13/2025	3.970%	4,500,000	4,552,996
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.101%	6,425,000	6,409,066
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.116%	2,925,000	2,853,384
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.451%	4,000,000	3,980,400
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	3,250,000	3,227,662
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	1,546,789	1,549,691
Series 2019-A Class A
07/15/2022	3.480%	2,431,506	2,441,328
Series 2019-A Class B
12/15/2022	3.800%	2,925,000	2,955,682
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	9,725,000	10,272,956
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	3.701%	10,800,000	10,779,307
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.106%	8,550,000	8,527,830
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.421%	5,000,000	4,922,755
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	3.416%	8,000,000	7,946,032
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	3.216%	8,000,000	7,860,408
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	2,950,000	2,949,904
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	4,487,745	4,523,613
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	369,705	371,009
Series 2019-A Class A
10/16/2023	3.400%	1,445,072	1,451,208
Series 2019-B Class A
06/17/2024	2.660%	2,322,609	2,323,878
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	4,449,428	4,473,230
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	2,634,049	2,647,068
Series 2018-P2 Class B
10/15/2025	4.100%	1,300,000	1,319,525
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	3,700,000	3,762,739
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	5,400,000	5,550,581
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	3,500,000	3,570,087
Subordinated Series 2019-1 Class C
04/15/2025	3.780%	11,500,000	11,689,211
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.551%	3,025,000	2,997,037
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	2,950,000	2,999,722
Series 2019-3A Class D
04/15/2025	2.960%	4,900,000	4,906,611
Columbia Short Term Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	4,125,000	4,189,588
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	3,000,000	3,100,322
Exeter Automobile Receivables Trust(a)
Series 2019-1A Class C
12/16/2024	3.820%	5,550,000	5,671,051
Series 2019-2A Class C
03/15/2024	3.300%	8,000,000	8,113,319
Series 2019-4A Class D
09/15/2025	2.580%	4,425,000	4,382,435
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	8,500,000	8,630,306
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	3,016,811	3,061,477
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	4,750,000	4,740,839
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	1,515,206	1,510,436
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.416%	5,500,000	5,515,439
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	3.644%	5,550,000	5,561,927
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.101%	6,875,000	6,854,801
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	3,867,475	3,869,738
Series 2018-2A Class B
07/17/2028	3.610%	6,425,000	6,460,392
Series 2018-4A Class A
12/15/2028	3.710%	1,605,260	1,618,061
Series 2019-1A Class A
04/16/2029	3.440%	1,788,424	1,801,129
Series 2019-3A Class B
09/17/2029	3.070%	5,175,000	5,202,453
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,625,000	2,663,699
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	107,345	107,364
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	3.816%	11,200,000	11,142,734
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	2,775,000	2,773,292
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	1,126,479	1,130,934
Series 2019-1A Class B
04/15/2025	4.030%	945,000	953,565
Series 2019-2A Class B
09/15/2025	3.690%	3,300,000	3,309,973
Series 2019-3A Class B
07/15/2025	3.590%	3,250,000	3,261,475
Series 2019-4A Class B
02/17/2026	3.200%	5,750,000	5,743,126
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	3.651%	9,250,000	9,201,530
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.401%	10,000,000	9,774,570
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	5,027,103	5,047,016
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	3,972,105
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	2,181,840	2,202,284
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,981,063	1,975,524
Series 2016-3A Class A
10/20/2033	2.430%	1,542,364	1,539,080
Series 2018-3A Class A
09/20/2035	3.690%	1,004,905	1,029,711
SoFi Consumer Loan Program LLC(a),(c)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	3,350,000	3,432,470

2	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	3,025,000	3,080,455
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	979,025	977,881
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	5,350,000	5,347,992
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	4,500,000	4,551,401
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,325,000	5,306,594
Total Asset-Backed Securities — Non-Agency (Cost $304,129,420)			305,544,148

Commercial Mortgage-Backed Securities - Non-Agency 10.9%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	3.190%	9,100,000	9,071,579
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	3.090%	11,500,000	11,493,469
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	2.990%	3,650,000	3,627,205
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.240%	1,975,000	1,962,667
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	2.990%	13,500,000	13,474,670
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	2.840%	5,950,000	5,946,307
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	3.250%	3,550,000	3,554,437
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Cap 1.587% 10/15/2036	3.587%	2,180,000	2,179,957
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.887%	1,931,000	1,929,815
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	3.795%	5,900,000	5,845,007
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	3.300%	3,900,000	3,899,994
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	2.664%	4,472,968	4,470,545
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	2.764%	8,941,426	8,941,413
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.814%	10,522,662	10,552,220
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class D
11/10/2036	3.177%	3,675,000	3,586,567
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,892,523	12,108,411
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	2.890%	2,317,062	2,318,507
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	2.490%	16,055,000	15,996,499
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $120,669,521)			120,959,269

Columbia Short Term Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Corporate Bonds & Notes 34.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
General Dynamics Corp.
05/11/2021	3.000%	2,000,000	2,031,993
L3Harris Technologies, Inc.(a)
02/15/2021	4.950%	4,000,000	4,097,171
Northrop Grumman Corp.
08/01/2023	3.250%	4,000,000	4,160,498
TransDigm, Inc.
07/15/2024	6.500%	291,000	300,824
05/15/2025	6.500%	114,000	118,976
Total			10,709,462
Automotive 0.5%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	138,000	141,285
Ford Motor Credit Co. LLC
03/18/2024	5.584%	5,000,000	5,394,347
LKQ Corp.
05/15/2023	4.750%	243,000	246,888
Total			5,782,520
Banking 8.8%
Ally Financial, Inc.
05/19/2022	4.625%	348,000	365,076
American Express Co.
08/01/2022	2.500%	4,000,000	4,046,973
ANZ New Zealand International Ltd.(a)
01/22/2021	2.750%	2,000,000	2,016,311
Bank of America Corp.
01/11/2023	3.300%	6,085,000	6,298,125
Bank of Montreal
11/01/2022	2.050%	3,050,000	3,061,433
Bank of New York Mellon Corp. (The)
02/07/2022	2.600%	3,525,000	3,579,688
Bank of Nova Scotia (The)
11/15/2022	2.000%	3,200,000	3,205,687
Barclays Bank PLC
01/11/2021	2.650%	3,025,000	3,043,297
BB&T Corp.
06/20/2022	3.050%	3,510,000	3,598,808
Capital One Financial Corp.
01/29/2024	3.900%	5,000,000	5,307,967
Citigroup, Inc.
10/27/2022	2.700%	8,000,000	8,132,286
Discover Bank
09/12/2024	2.450%	3,000,000	2,996,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
01/24/2022	5.750%	6,700,000	7,188,464
HSBC Holdings PLC
03/30/2022	4.000%	5,000,000	5,212,670
ING Bank NV(a)
06/09/2021	5.000%	2,000,000	2,087,976
JPMorgan Chase & Co.(d)
04/01/2023	3.207%	8,000,000	8,197,104
Lloyds Bank PLC
08/14/2022	2.250%	3,250,000	3,265,910
Morgan Stanley
05/19/2022	2.750%	5,000,000	5,086,424
PNC Bank NA
01/22/2021	2.500%	3,000,000	3,018,828
Toronto-Dominion Bank (The)
12/01/2022	1.900%	3,260,000	3,263,093
US Bank NA
05/23/2022	2.650%	2,700,000	2,749,952
Wells Fargo & Co.(d)
10/30/2025	2.406%	7,500,000	7,503,822
Westpac Banking Corp.
01/11/2022	2.800%	3,500,000	3,557,342
Total			96,783,545
Building Materials 0.0%
James Hardie International Finance DAC(a)
01/15/2025	4.750%	273,000	283,042
Standard Industries, Inc.(a)
02/15/2023	5.500%	16,000	16,260
Total			299,302
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	362,000	366,772
02/15/2023	5.125%	532,000	539,403
CCO Holdings LLC/Capital Corp.(a)
05/01/2023	5.125%	439,000	449,267
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	4,000,000	4,303,268
Comcast Corp.
01/15/2022	1.625%	3,000,000	2,991,688
CSC Holdings LLC
11/15/2021	6.750%	160,000	172,258
CSC Holdings LLC(a)
07/15/2023	5.375%	1,070,000	1,098,912

4	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
05/01/2020	5.125%	207,000	208,666
06/01/2021	6.750%	151,000	158,901
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	288,000	294,035
05/15/2023	4.625%	44,000	44,722
Virgin Media Finance PLC(a)
10/15/2024	6.000%	42,000	43,283
01/15/2025	5.750%	299,000	308,043
Total			10,979,218
Chemicals 0.8%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	296,000	306,793
Chemours Co. (The)
05/15/2023	6.625%	176,000	177,307
DowDuPont, Inc.
11/15/2023	4.205%	3,000,000	3,208,585
INEOS Group Holdings SA(a)
08/01/2024	5.625%	322,000	330,738
LyondellBasell Industries NV
04/15/2024	5.750%	3,650,000	4,122,139
PQ Corp.(a)
11/15/2022	6.750%	428,000	443,241
WR Grace & Co.(a)
10/01/2021	5.125%	235,000	244,839
Total			8,833,642
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
02/26/2022	2.950%	2,000,000	2,045,632
John Deere Capital Corp.
06/13/2022	1.950%	2,045,000	2,049,104
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	343,000	357,151
Total			4,451,887
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/2022	3.500%	278,000	283,158
ADT Security Corp. (The)
10/15/2021	6.250%	231,000	245,478
APX Group, Inc.
12/01/2022	7.875%	154,000	155,497
CoreCivic, Inc.
04/01/2020	4.125%	416,000	416,000
Mobile Mini, Inc.
07/01/2024	5.875%	187,000	194,324
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Corp International
05/15/2024	5.375%	187,000	192,664
Total			1,487,121
Consumer Products 0.1%
Valvoline, Inc.
07/15/2024	5.500%	612,000	636,481
Diversified Manufacturing 0.4%
CFX Escrow Corp.(a)
02/15/2024	6.000%	313,000	333,466
United Technologies Corp.
06/01/2022	3.100%	3,000,000	3,079,279
WESCO Distribution, Inc.
12/15/2021	5.375%	419,000	420,514
06/15/2024	5.375%	229,000	237,316
Total			4,070,575
Electric 2.4%
AES Corp. (The)
03/15/2023	4.500%	646,000	662,150
05/15/2023	4.875%	115,000	116,779
American Electric Power Co., Inc.
11/13/2020	2.150%	2,000,000	2,003,038
Calpine Corp.(a)
01/15/2022	6.000%	416,000	416,895
01/15/2024	5.875%	327,000	333,714
Dominion Resources, Inc.
01/15/2022	2.750%	3,000,000	3,041,846
Exelon Corp.
04/15/2021	2.450%	2,686,000	2,698,110
NextEra Energy Capital Holdings, Inc.
04/01/2022	2.900%	3,350,000	3,419,314
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	268,000	278,823
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	159,000	163,734
PPL Capital Funding, Inc.
05/15/2026	3.100%	3,000,000	3,055,515
Progress Energy, Inc.
04/01/2022	3.150%	3,000,000	3,063,091
Southern Co. (The)
07/01/2023	2.950%	3,800,000	3,897,312
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	604,000	622,540
WEC Energy Group, Inc.
06/15/2021	3.375%	3,000,000	3,060,041
Total			26,832,902

Columbia Short Term Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
05/01/2022	5.625%	303,000	308,487
Finance Companies 0.8%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	6,000,000	6,248,720
Navient Corp.
03/25/2020	8.000%	73,000	73,913
10/26/2020	5.000%	311,000	316,519
07/26/2021	6.625%	631,000	667,310
01/25/2022	7.250%	267,000	290,302
Quicken Loans, Inc.(a)
05/01/2025	5.750%	408,000	422,597
Springleaf Finance Corp.
05/15/2022	6.125%	310,000	333,953
Total			8,353,314
Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	4,500,000	4,899,409
Aramark Services, Inc.
01/15/2024	5.125%	405,000	415,634
Bacardi Ltd.(a)
05/15/2025	4.450%	2,000,000	2,150,557
ConAgra Foods, Inc.
01/25/2023	3.200%	3,000,000	3,088,393
Cott Holdings, Inc.(a)
04/01/2025	5.500%	408,000	426,538
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%	4,000,000	4,219,431
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	213,000	220,542
Post Holdings, Inc.(a)
03/01/2025	5.500%	271,000	284,251
Treehouse Foods, Inc.(a)
02/15/2024	6.000%	90,000	93,267
Total			15,798,022
Gaming 0.2%
Eldorado Resorts, Inc.
08/01/2023	7.000%	466,000	485,679
International Game Technology PLC(a)
02/15/2022	6.250%	623,000	658,098
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	558,520
MGM Resorts International
03/15/2023	6.000%	364,000	399,999
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	300,000	314,511
03/01/2025	5.500%	219,000	235,342
Total			2,652,149
Health Care 1.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	97,000	98,227
02/15/2023	5.625%	468,000	476,146
03/01/2024	6.500%	42,000	43,564
AMN Healthcare, Inc.(a)
10/01/2024	5.125%	134,000	139,134
Avantor, Inc.(a)
10/01/2024	6.000%	407,000	434,277
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	2.836%	2,998,000	2,999,017
Cardinal Health, Inc.
09/15/2025	3.750%	2,000,000	2,126,614
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	370,000	382,150
Cigna Corp.(a)
07/15/2023	3.000%	4,300,000	4,398,034
HCA, Inc.
02/15/2022	7.500%	229,000	253,121
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	140,000	145,600
McKesson Corp.
03/15/2023	2.850%	2,001,000	2,028,929
Tenet Healthcare Corp.
07/15/2024	4.625%	924,000	949,415
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	140,000	146,055
Total			14,620,283
Healthcare Insurance 0.9%
Aetna, Inc.
06/15/2023	2.800%	3,500,000	3,557,717
Anthem, Inc.
01/15/2025	2.375%	3,500,000	3,502,482
Centene Corp.
05/15/2022	4.750%	138,000	141,045
01/15/2025	4.750%	298,000	309,093
Centene Corp.(a)
01/15/2025	4.750%	373,000	387,350
UnitedHealth Group, Inc.
02/15/2023	2.750%	2,100,000	2,144,284

6	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	191,000	199,188
Total			10,241,159
Healthcare REIT 0.3%
Welltower, Inc.
03/15/2024	3.625%	3,075,000	3,230,695
Home Construction 0.2%
Lennar Corp.
01/15/2022	4.125%	284,000	291,536
11/15/2024	5.875%	112,000	125,453
Meritage Homes Corp.
04/01/2022	7.000%	121,000	132,006
Shea Homes LP/Funding Corp.(a)
04/01/2023	5.875%	211,000	215,010
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	407,060
03/01/2024	5.625%	81,000	87,584
TRI Pointe Group, Inc.
07/01/2021	4.875%	379,000	389,361
Total			1,648,010
Independent Energy 0.6%
Canadian Natural Resources Ltd.
02/01/2025	3.900%	3,000,000	3,204,993
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	143,000	145,176
Murphy Oil Corp.
08/15/2024	6.875%	162,000	170,920
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	717,000	746,997
Range Resources Corp.
08/15/2022	5.000%	146,000	143,050
Woodside Finance Ltd.(a)
05/10/2021	4.600%	2,000,000	2,049,975
WPX Energy, Inc.
09/15/2024	5.250%	489,000	519,835
Total			6,980,946
Integrated Energy 0.6%
BP Capital Markets PLC
11/01/2021	3.561%	2,000,000	2,061,919
Cenovus Energy, Inc.
08/15/2022	3.000%	4,000,000	4,053,410
Total			6,115,329
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	355,000	364,592
Cinemark USA, Inc.
12/15/2022	5.125%	228,000	230,917
06/01/2023	4.875%	204,000	207,916
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	539,000	558,914
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	282,000	285,514
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	524,000	543,232
Total			2,191,085
Life Insurance 1.6%
American International Group, Inc.
07/10/2025	3.750%	4,500,000	4,818,025
Five Corners Funding Trust(a)
11/15/2023	4.419%	3,000,000	3,257,519
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	2,500,000	2,503,829
Principal Life Global Funding II(a)
11/21/2024	2.250%	3,000,000	2,992,242
Voya Financial, Inc.
07/15/2024	3.125%	4,000,000	4,129,923
Total			17,701,538
Media and Entertainment 0.9%
Discovery Communications LLC
06/15/2022	3.500%	3,000,000	3,087,828
Lamar Media Corp.
05/01/2023	5.000%	193,000	196,508
01/15/2024	5.375%	321,000	328,142
Match Group, Inc.
06/01/2024	6.375%	346,000	363,585
Netflix, Inc.
02/15/2022	5.500%	160,000	169,851
03/01/2024	5.750%	197,000	218,250
Nielsen Finance LLC/Co.
10/01/2020	4.500%	144,000	144,488
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	436,000	446,951
RELX Capital, Inc.
10/15/2022	3.125%	2,000,000	2,061,838
TEGNA, Inc.
07/15/2020	5.125%	107,000	107,292

Columbia Short Term Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
08/15/2020	5.650%	2,345,000	2,398,290
Total			9,523,023
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	278,000	292,101
Constellium NV(a)
05/15/2024	5.750%	415,000	427,391
Freeport-McMoRan, Inc.
03/01/2022	3.550%	674,000	683,312
03/15/2023	3.875%	554,000	564,903
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	432,000	447,904
Novelis Corp.(a)
08/15/2024	6.250%	395,000	413,836
Steel Dynamics, Inc.
04/15/2023	5.250%	276,000	281,122
10/01/2024	5.500%	272,000	280,400
Total			3,390,969
Midstream 2.1%
Buckeye Partners LP
02/01/2021	4.875%	93,000	94,649
07/01/2023	4.150%	114,000	114,246
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	241,331
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	531,748
Enterprise Products Operating LLC
02/15/2022	4.050%	2,000,000	2,085,349
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	397,000	413,974
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	3,000,000	3,185,763
MPLX LP(a)
01/15/2025	5.250%	272,000	285,561
NGPL PipeCo LLC(a)
08/15/2022	4.375%	182,000	188,977
NuStar Logistics LP
09/01/2020	4.800%	330,000	334,370
02/01/2022	4.750%	492,000	507,479
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	4,000,000	4,126,902
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	49,000	47,983
Sunoco LP/Finance Corp.
01/15/2023	4.875%	354,000	362,578
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	436,000	435,445
09/15/2024	5.500%	296,000	297,023
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,075,000	1,086,444
03/15/2024	6.750%	412,000	427,450
02/01/2025	5.125%	81,000	84,082
Western Gas Partners LP
07/01/2022	4.000%	3,931,000	4,039,609
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,000,000	4,137,691
Total			23,028,654
Natural Gas 0.6%
NiSource, Inc.
11/17/2022	2.650%	3,000,000	3,039,213
Sempra Energy(b)
3-month USD LIBOR + 0.450% 03/15/2021	2.344%	3,692,000	3,693,449
Total			6,732,662
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.
10/01/2022	6.000%	69,000	69,551
Nabors Industries, Inc.
09/15/2021	4.625%	266,000	264,522
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	124,600	127,294
Total			461,367
Other Industry 0.0%
Anixter, Inc.
03/01/2023	5.500%	97,000	102,315
Other REIT 0.1%
iStar, Inc.
09/15/2022	5.250%	409,000	419,271
RHP Hotel Properties LP/Finance Corp.
04/15/2023	5.000%	236,000	240,763
Starwood Property Trust, Inc.
02/01/2021	3.625%	414,000	417,586
Total			1,077,620
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
09/15/2022	4.250%	607,000	613,954
02/15/2025	6.000%	134,000	140,554

8	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.
05/15/2022	5.500%	470,000	476,220
07/15/2023	5.125%	267,000	274,049
BWAY Holding Co.(a)
04/15/2024	5.500%	395,000	407,391
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	250,000	258,922
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	317,868	318,362
Reynolds Group Issuer, Inc./LLC(a),(b)
3-month USD LIBOR + 3.500% Floor 3.500% 07/15/2021	5.501%	242,000	242,338
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	542,000	555,362
07/15/2024	7.000%	270,000	279,354
Total			3,566,506
Paper 0.0%
Graphic Packaging International, Inc.
04/15/2021	4.750%	166,000	169,865
Pharmaceuticals 1.1%
AbbVie, Inc.
05/14/2026	3.200%	4,000,000	4,141,745
Actavis Funding SCS
03/15/2022	3.450%	2,000,000	2,046,517
Amgen, Inc.
05/11/2022	2.650%	3,000,000	3,044,554
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	50,000	50,655
03/15/2024	7.000%	827,000	862,758
Bristol-Myers Squibb Co.(a)
07/26/2024	2.900%	1,940,000	2,002,285
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	271,000	280,113
Total			12,428,627
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	2,000,000	2,006,191
Loews Corp.
05/15/2023	2.625%	3,144,000	3,206,422
Total			5,212,613
Railroads 0.3%
CSX Corp.
06/01/2021	4.250%	3,000,000	3,077,817
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.2%
Marathon Petroleum Corp.
03/01/2021	5.125%	2,000,000	2,071,169
Restaurants 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%	405,000	420,362
Retail REIT 0.5%
Kimco Realty Corp.
03/01/2024	2.700%	3,183,000	3,223,657
Simon Property Group LP
09/13/2024	2.000%	2,000,000	1,993,273
Total			5,216,930
Retailers 0.4%
Group 1 Automotive, Inc.
06/01/2022	5.000%	257,000	260,729
Lowe’s Companies, Inc.
04/15/2022	3.120%	3,000,000	3,074,453
Penske Automotive Group, Inc.
10/01/2022	5.750%	544,000	552,398
Total			3,887,580
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
06/15/2024	6.625%	419,000	438,877
03/15/2025	5.750%	79,000	81,957
Total			520,834
Technology 1.0%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	138,000	137,747
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	4,000,000	4,142,702
Cisco Systems, Inc.
09/20/2021	1.850%	2,370,000	2,373,834
CommScope Finance LLC(a)
03/01/2024	5.500%	339,000	353,875
CommScope, Inc.(a)
06/15/2021	5.000%	70,000	69,950
IBM Credit LLC
02/06/2023	3.000%	2,500,000	2,573,801
Iron Mountain, Inc.(a)
06/01/2021	4.375%	417,000	420,933
Iron Mountain, Inc.
08/15/2024	5.750%	230,000	232,506

Columbia Short Term Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(a)
11/15/2024	5.250%	49,000	50,442
NCR Corp.
07/15/2022	5.000%	230,000	232,375
12/15/2023	6.375%	301,000	308,669
PTC, Inc.
05/15/2024	6.000%	313,000	326,651
Total			11,223,485
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	39,000	39,682
ERAC U.S.A. Finance LLC(a)
10/15/2022	3.300%	3,000,000	3,085,486
Hertz Corp. (The)(a)
06/01/2022	7.625%	59,000	61,340
XPO Logistics, Inc.(a)
06/15/2022	6.500%	266,000	271,038
Total			3,457,546
Wireless 0.5%
American Tower Corp.
03/15/2022	4.700%	3,000,000	3,164,756
SBA Communications Corp.
07/15/2022	4.875%	268,000	271,716
10/01/2022	4.000%	532,000	542,062
Sprint Communications, Inc.(a)
03/01/2020	7.000%	438,000	441,126
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	757,000	780,728
Total			5,200,388
Wirelines 1.8%
AT&T, Inc.
05/15/2025	3.400%	5,500,000	5,767,774
CenturyLink, Inc.
04/01/2020	5.625%	338,000	340,406
06/15/2021	6.450%	924,000	969,362
03/15/2022	5.800%	133,000	140,080
Deutsche Telekom International Finance BV(a)
01/19/2022	2.820%	2,850,000	2,891,505
Level 3 Financing, Inc.
08/15/2022	5.375%	217,000	217,642
Orange SA
09/14/2021	4.125%	2,810,000	2,915,384
Telefonica Emisiones SAU
04/27/2020	5.134%	2,869,000	2,896,120
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/15/2022	2.946%	3,500,000	3,579,931
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	521,000	534,393
Total			20,252,597
Total Corporate Bonds & Notes (Cost $372,964,330)			381,730,601

Foreign Government Obligations(e) 0.1%

Canada 0.0%
NOVA Chemicals Corp.(a)
08/01/2023	5.250%	172,000	175,643
United States 0.1%
Morocco Government AID Bond(b),(f),(g)
6-month USD LIBOR + 0.000% 05/01/2023	1.906%	297,500	292,056
Total Foreign Government Obligations (Cost $466,848)			467,699

Residential Mortgage-Backed Securities - Agency 10.1%

Federal Home Loan Mortgage Corp.
11/01/2021- 01/01/2024	5.000%	91,492	94,824
01/01/2023- 10/01/2024	4.500%	53,858	56,066
06/01/2024- 04/01/2026	4.000%	375,681	392,162
11/01/2025- 07/01/2026	3.500%	11,214	11,624
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.220% Cap 9.716% 03/01/2034	4.860%	136,449	144,873
12-month USD LIBOR + 1.735% Cap 10.820% 07/01/2036	4.485%	2,750	2,874
12-month USD LIBOR + 1.711% Cap 11.078% 08/01/2036	4.370%	35,477	37,238
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	3.730%	15,723	16,342
Federal National Mortgage Association
03/01/2023	5.000%	1,843	1,906
03/01/2024- 12/01/2026	4.000%	473,743	494,388
12/01/2025- 09/01/2026	3.500%	11,086	11,486

10	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	3.413%	24,162	24,280
12-month USD LIBOR + 1.485% Floor 1.485%, Cap 11.860% 09/01/2037	3.735%	12,116	12,042
Federal National Mortgage Association(h)
01/16/2035	2.500%	16,500,000	16,650,820
01/16/2035	3.000%	10,000,000	10,248,828
01/16/2035	3.500%	46,000,000	47,680,078
01/16/2035	4.000%	33,775,000	35,228,908
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.959%	7,839	8,182
Federal National Mortgage Association(i)
CMO Series G-15 Class A
06/25/2021	0.000%	63	63
Government National Mortgage Association
09/20/2021	6.000%	9,385	9,422
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	4.000%	15,716	16,251
Total Residential Mortgage-Backed Securities - Agency (Cost $111,072,139)			111,142,657

Residential Mortgage-Backed Securities - Non-Agency 23.0%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	2.272%	14,774	14,781
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	2,845,041	2,895,526
CMO Series 2019-2 Class A3
03/25/2049	3.833%	3,393,018	3,439,348
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	441,311	440,997
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	6,946,724	6,996,676
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	1,947,161	1,948,553
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,042,411	2,083,207
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVa Trust(a),(c)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	637,174	637,828
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2027	2.992%	2,235,181	2,235,665
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.092%	1,832,442	1,833,929
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	2.792%	1,392,544	1,393,353
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.857%	9,259,274	9,206,459
Cityscape Home Equity Loan Trust(f),(g),(j)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	3,347,584	3,373,935
COLT Mortgage Loan Trust(a),(c)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	953,270	955,656
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A2
10/26/2048	3.763%	1,992,900	2,002,677
CMO Series 2018-3 Class A3
10/26/2048	3.865%	1,893,255	1,894,395
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	10,121,501	10,546,588
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	7,066,558	7,039,546
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	1,520,376	1,527,489
CMO Series 2019-2A Class A3
04/25/2059	3.763%	4,845,452	4,906,076
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.042%	1,573,227	1,572,658

Columbia Short Term Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	7,228,118	7,284,160
CMO Series 2019-1 Class A3
06/25/2059	3.241%	6,636,897	6,666,013
GCAT LLC(a),(c)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	2,058,836	2,063,996
CMO Series 2019-3 Class A1
10/25/2049	3.352%	2,675,372	2,672,353
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,000,000	2,013,401
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2018-2 Class A1
11/25/2058	3.985%	7,332,424	7,450,732
CMO Series 2019-1 Class A3
01/25/2059	3.606%	4,322,988	4,366,151
CMO Series 2019-2 Class A3
09/25/2059	3.007%	3,481,303	3,461,796
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	4,032,833	4,099,285
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	3,528,579	3,532,804
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	5,942,866	5,959,240
New Residential Mortgage Loan Trust(a)
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	1,917,802	1,921,847
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	3,692,577	3,743,075
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	3,101,938	3,089,441
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	4,843,477	4,878,276
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.192%	1,719,405	1,719,684
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	4,833,376	4,878,656
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	4,567,874	4,579,242
PRPM LLC(a),(c)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	4,726,381	4,712,168
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.042%	1,091,077	1,090,891
RCO Trust(a),(c)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	8,991,394	9,134,854
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	3,700,136	3,715,669
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	3,678,190	3,690,329
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	3,289,455	3,325,615
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	8,747,201	8,966,404
CMO Series 2019-1 Class A3
06/25/2049	3.299%	4,360,132	4,331,417
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	4,400,923	4,371,296
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	2,020,096	2,006,603
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	4,136,601	4,132,433
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	3,881,962	3,904,074
Vericrest Opportunity Loan Transferee LXXXIII LLC(a),(c)
CMO Series 2019-NPL9 Class A1A
11/26/2049	3.327%	9,489,767	9,485,090
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL3 Class A1
03/25/2049	3.967%	1,441,081	1,448,130
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	6,444,938	6,432,708
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	5,734,924	5,712,847

12	Columbia Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	5,412,079	5,398,990
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	918,765	918,680
CMO Series 2019-1 Class A2
02/25/2059	3.938%	4,307,149	4,351,687
CMO Series 2019-1 Class A3
02/25/2059	4.040%	4,199,470	4,242,775
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,992,260	4,971,868
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	2,805,735	2,810,727
Verus Securitization Trust(a)
CMO Series 2018-INV2 Class A2
10/25/2058	4.401%	10,155,962	10,293,863
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,153,184	3,140,378
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $252,889,119)			253,914,991

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/29/2020	2.250%	11,075,000	11,086,064
Total U.S. Treasury Obligations (Cost $11,086,708)			11,086,064

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.699%(k),(l)	25,600,523	25,597,963
Total Money Market Funds (Cost $25,597,963)		25,597,963
Total Investments in Securities (Cost: $1,198,876,048)		1,210,443,392
Other Assets & Liabilities, Net		(104,908,134)
Net Assets		1,105,535,258

At December 31, 2019, securities and/or cash totaling $411,754 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,200	03/2020	USD	258,600,000	—	(114,780)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(650)	03/2020	USD	(77,096,094)	248,976	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2019, the total value of these securities amounted to $712,788,537, which represents 64.47% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2019.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2019.
(e)	Principal and interest may not be guaranteed by a governmental entity.
Columbia Short Term Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2019, the total value of these securities amounted to $292,057, which represents 0.03% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at December 31, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.699%
	24,330,289	419,437,868	(418,167,634)	25,600,523	1,188	—	500,684	25,597,963
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Short Term Bond Fund | Quarterly Report 2019